Cash Equivalents and Investments in Marketable Securities - Schedule of Cash Equivalents in Marketable Securities (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash equivalents	$ 858,047	$ 29,902,953
Restricted cash	12,239,819	12,297,151	$ 3,922,506	$ 3,572,041
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents		29,902,953
Commercial paper
Cash and Cash Equivalents [Line Items]
Cash equivalents	0	29,890,313
Commercial paper | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents		29,890,313
Money market fund
Cash and Cash Equivalents [Line Items]
Cash equivalents	858,047	12,640
Restricted cash	$ 9,211,360	9,284,362
Money market fund | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents		12,640
Restricted cash		$ 9,284,362